Leases - Schedule of Future Minimum Payments Operating Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments Operating Lease [Abstract]
2026	$ 4
Total lease payments	4
Less: imputed interest
Total operating lease liabilities, net of interest	$ 4	$ 7,054